united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2015

Item 1. Reports to Stockholders.

Rogé Partners Fund
ROGEX
Semi-Annual Report December 31, 2015

Investment Advisor
R.W. Rogé & Company, Inc.
630 Johnson Avenue, Suite 103
Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund

PORTFOLIO REVIEW

December 31, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmarks:

						Inception** -
	Six	One	Five	Ten	Inception** -	December 31, 2015
	Months	Year	Year	Year	December 31, 2015	(Cumulative Return)
The Rogé Partners Fund	(2.95)%	(2.07)%	5.83%	2.99%	4.44%	63.05%
S&P 500 Index (a)	0.15%	1.38%	12.57%	7.31%	7.62%	128.50%
MSCI World Index (b)	(3.41)%	(0.87)%	7.59%	4.98%	6.19%	96.43%
Dow Jones US Moderately Aggressive Portfolio Index (c)	(2.94)%	(0.66)%	9.97%	7.14%	7.72%	130.82%
Dow Jones Moderately Aggressive Portfolio Index (d)	(4.48)%	(1.89)%	6.84%	5.92%	7.01%	114.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Unless noted, performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until October 31, 2016, to ensure that the net annual fund operating expenses (excluding certain expenses) will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.08% per the Fund’s most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The performance includes the performance of the predecessor Fund. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGÉ.

(a)	The “S&P 500 Index”, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

(b)	The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

(c)	The “Dow Jones US Moderately Aggressive Portfolio Index” is based on the Dow Jones Relative Risk Index and consists of 80% US equities and 20% US fixed income. Investors cannot invest directly in an index or benchmark.

(d)	The “Dow Jones Moderately Aggressive Portfolio Index” is an unmanaged composite intended to measure total portfolios of global stocks, bonds and cash. This index has 80% invested in equities and 20% invested across three broad bond indexes. This index is used by professional investors as a performance benchmark for risk-adjusted portfolios. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

**	Inception date is October 1, 2004.

The Fund’s Top Ten Sectors are as follows:

Sectors	Portfolio Composition as of December 31, 2015
U.S. Government & Agencies	9.35%
Insurance	5.43%
Equity Mutual Funds	5.18%
Pharmaceuticals	4.61%
Fixed Income Mutual Funds	4.12%
Oil & Gas	4.23%
Internet	3.54%
Retail	3.47%
Software	3.45%
Semiconductors	3.22%
Other Sectors/Cash & Equivalents	53.40%
100.00%

Please see the Schedule of Investments in this semi-annual report for a more detailed description of the Fund’s holdings.

Rogé Partners Fund

Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares	Security	Value
	MUTUAL FUNDS (RICs) - 9.30%
	Fixed Income - 4.12%
39,057	Baird Core Plus Bond Fund	$423,765
9,099	PIMCO Income Fund	106,736
3,500	Vanguard Mortgage-Backed Securities Fund	184,275
		714,776
	Equity - 5.18%
1,500	Guggenheim S&P 500 Equal Weight Healthcare ETF	230,235
700	iShares Nasdaq Biotechnology ETF	236,831
4,400	Schwab U.S. REIT ETF	174,416
2,000	Vanguard Consumer Staples ETF	258,140
		899,622
	TOTAL MUTUAL FUNDS
	(Cost $1,541,946)	1,614,398

	COMMON STOCKS - 67.07%
	Advertising - 1.26%
2,900	Omnicom Group, Inc.	219,414

	Aerospace/Defense - 1.16%
2,100	United Tech Corp.	201,747

	Auto Parts & Equipment - 0.22%
1,000	Cooper Tire & Rubber Co.	37,850

	Banks - 2.89%
5,100	Bank of New York Mellon Corp.	210,222
1,400	Bank of the Ozarks, Inc.	69,244
4,300	Citigroup, Inc.	222,525
		501,991
	Beverages - 2.49%
1,950	Diageo PLC	212,687
2,200	PepsiCo, Inc.	219,824
		432,511
	Biotechnology - 0.31%
500	Ligand Pharmaceuticals +	54,210

	Building Materials - 0.32%
5,000	Builders FirstSource, Inc. +	55,400

	Chemicals - 2.29%
800	Celanese Corp.	53,864
1,800	Monsanto Co.	177,336
125	NewMarket Corp.	47,591
6,900	Potash Corporation of Saskatchewan, Inc.	118,128
		396,919
	Commercial Services - 2.63%
2,070	Automatic Data Processing, Inc.	175,370
2,100	MasterCard, Inc.	204,456
1,000	Verisk Analytics, Inc. +	76,880
		456,706
	Computers - 1.30%
2,150	Apple, Inc.	226,309

	Distribution/Wholesale - 0.35%
1,500	Fastenal Co.	61,230

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares	Security	Value
	Diversified Financial Companies - 1.28%
3,100	T Rowe Price Group, Inc.	$221,619

	Electric - 1.89%
3,500	Public Service Enterprise Group, Inc.	135,415
4,100	Southern Co.	191,839
		327,254
	Electronics - 1.53%
4,100	TE Connectivity Ltd.	264,901

	Food - 1.91%
1,000	McCormick & Co., Inc.	85,560
3,300	Nestle SA	245,586
		331,146
	Healthcare-Products - 2.36%
138	Atrion Corp.	52,606
3,100	Medtronic, Inc.	238,452
2,200	Redmed, Inc.	118,118
		409,176
	Healthcare-Services - 2.16%
1,300	Centene Corp. +	85,553
6,000	Extendicare, Inc.	41,820
2,100	UnitedHealth Group, Inc.	247,044
		374,417
	Holding Companies - 0.42%
4,500	Steel Partners Holdings LP +	73,710

	Home Builders - 0.23%
2,000	Winnebago Industries, Inc.	39,800

	Household Products - 0.53%
1,600	Jarden Corp. +	91,392

	Insurance - 5.43%
3,500	American International Group, Inc.	216,895
1,800	Arch Capital Group Ltd. +	125,550
1,700	Berkshire Hathaway, Inc., Class B +	224,468
3,800	Marsh & McLennan Companies, Inc.	210,710
2,000	Progressive Corp.	63,600
1,800	Safety Insurance Group, Inc.	101,484
		942,707
	Internet - 3.54%
350	Amazon.com, Inc.+	236,562
2,800	Facebook, Inc. +	293,048
1,400	InterActive Corp.	84,070
		613,680
	Investment Firms - 0.27%
1,000	Oaktree Capital Group LLC	47,720

	Leisure Time - 0.59%
1,200	Polaris Industries, Inc.	103,140

	Machinery-Diversified - 2.86%
11,900	ABB Ltd.	210,987
2,500	AG Growth International, Inc.	60,278
2,300	Cognex Corp.	77,671
700	Rockwell Automation, Inc.	71,827
400	Roper Industries, Inc.	75,916
		496,679

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares	Security	Value
	Media - 1.63%
1,700	Scripps Networks Interactive, Inc.	$93,857
1,800	Walt Disney Co.	189,144
		283,001
	Mining - 0.09%
200	Compass Minerals International, Inc.	15,054

	Miscellaneous Manufacturing - 1.29%
7,200	General Electric Co.	224,280

	Oil & Gas - 4.23%
1,100	Earthstone Energy, Inc. +	14,641
4,500	Exxon Mobil Corp.	350,775
4,500	Phillips 66	368,100
		733,516
	Oil & Gas Services - 0.50%
800	Core Laboratories	86,992

	Pharmaceuticals - 4.61%
2,500	Johnson & Johnson	256,800
3,100	Novartis	266,724
8,000	Roche Holding	275,760
		799,284
	Real Estate - 0.98%
600	Jones Lang LaSalle, Inc.	95,916
3,100	Kennedy-Wilson Holdings, Inc.	74,648
		170,564
	Retail - 3.47%
1,300	Darden Restaurants, Inc.	82,732
1,700	Home Depot, Inc.	224,825
2,300	Liberty Interactive Corp. +	62,836
400	PriceSmart, Inc.	33,196
3,700	Ross Stores, Inc.	199,097
		602,686
	Semiconductors - 3.22%
1,700	Lam Research Corp.	135,013
3,019	M/A-COM Technology Solutions Holdings, Inc. +	123,447
6,000	Qualcomm, Inc.	299,910
		558,370
	Software - 3.45%
2,200	Aspen Technology, Inc. +	83,072
4,900	Microsoft Corp.	271,852
6,700	Oracle Corp.	244,751
		599,675
	Telecommunications - 2.52%
8,700	Cisco Systems, Inc.	236,249
3,700	Level 3 Communications, Inc. +	201,131
		437,380
	Transportation - 0.86%
1,000	FedEx Corp.	148,990

	TOTAL COMMON STOCKS
	(Cost $10,041,724)	11,641,420

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares	Security	Value
	PREFERRED STOCK - 0.29%
	Diversified Financial Services - 0.29%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual	$50,240
	TOTAL PREFERRED STOCK	50,240
	(Cost $49,933)

Principal
	CORPORATE BONDS - 4.64%
	Banks - 0.10%
$15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020	16,494

	Building Materials - 0.60%
100,000	USG Corp., 6.30%, 11/15/2016	103,560

	Diversified Financial Companies - 0.44%
75,000	Jefferies Group, LLC, 5.50%, 3/15/2016	75,614

	Home Builders - 0.54%
50,000	KB Home, 7.625%, 2/17/2023	49,625
40,000	KB Home, 9.10%, 9/15/2017	43,350
		92,975
	Insurance - 0.26%
45,000	MBIA, Inc., 7.00%, 12/15/2025	45,450

	Internet - 0.19%
32,000	Google, Inc., 3.375%, 2/25/2024	33,719

	Iron/Steel - 0.23%
50,000	United States Steel Corp., 6.05%, 6/1/2017	40,750

	Mining - 0.98%
175,000	Kinross Gold Corp., 3.625%, 9/1/2016	170,682

	Oil & Gas - 0.40%
29,000	Halcon Resources Corp., 12.00%, 2/15/2022	19,430
50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016	49,863
		69,293
	Retail - 0.90%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021	31,772
65,000	Macy’s Retail Holdings, Inc., 7.875%, 8/15/2036	67,257
15,000	Sears Holdings Corp., 6.625%, 10/15/2018	13,688
50,000	Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	43,250
		155,967
	TOTAL CORPORATE BONDS
	(Cost $865,060)	804,504

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Principal	Security	Value
	U.S. GOVERNMENT & AGENCIES - 9.35%
$11,000	Fannie Mae CMO 2002-33 Class MM,6.25%, 6/25/2032	$11,924
100,000	Federal Home Loan Bank, 0.125%, 4/30/2017	99,847
100,000	Federal Home Loan Bank, 2.50%, 5/15/2024	100,355
150,000	Federal Home Loan Bank, 5.375%, 2/15/2031	150,978
200,000	Federal Farm Credit Bank, 3.08%, 12/29/2025	199,271
50,000	Federal Agricultural Mortgage Corp., 3.75%, 5/17/2017	51,713
100,000	Tennessee Valley Authority, 4.875%, 1/15/2048	110,874
100,000	Tennessee Valley Authority, 5.88%, 4/1/2036	128,733
100,000	United States Treasury Note, 0.125%, 4/15/2017	99,835
190,000	United States Treasury Note, 2.50%, 5/15/2024	194,178
350,000	United States Treasury Note, 5.375%, 2/15/2031	474,763
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,644,259)	1,622,471

	MUNICIPAL BONDS - NON-TAXABLE - 1.79%
50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024	44,999
45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019	50,051
85,000	Illinois State Taxable-Pension, 4.95%, 6/1/2023	85,277
40,000	New Jersey Economic Development Authority, 0.00%, 2/5/2018	37,678
60,000	St. Louis MO Special Administrative Board, 6.25%, 4/1/2026	72,140
25,000	Tobacco Settlement Financing Authority, 5.00%, 6/1/2047	19,700
	TOTAL MUNICIPAL BONDS (Cost $306,459)	309,845

Shares
	REITs - 1.69%
2,300	Crown Castle International Corp.	198,835
1,600	WP Carey, Inc.	94,400
	TOTAL REITs (Cost $251,139)	293,235

	SHORT-TERM INVESTMENTS - 6.99%
1,213,393	First National Bank of Omaha, 0.16%
	(Cost $1,213,393)		1,213,393

	TOTAL INVESTMENTS
	(Cost $15,913,913)(a)	101.11%	$17,549,506
	Liabilities in excess of other assets	(1.11)%	(192,980)

	TOTAL NET ASSETS	100.00%	$17,356,526

CMO - Collateralized Mortgage Obligation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

+	Non-income producing securities.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,908,849 and differs from fair value by net unrealized appreciation (dep

Unrealized appreciation:	$2,039,427
Unrealized depreciation:	(398,770)
Net unrealized appreciation:	$1,640,657

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2015

Assets:
Investments in securities, at value (Cost $15,913,913)	$17,549,506
Foreign currency, at value (Cost $20,447)	20,898
Dividends and interest receivable	38,256
Prepaid expenses and other assets	21,870
Total Assets	17,630,530

Liabilities:
Investment advisory fees payable	9,287
Payable for investments purchased	184,248
Fees payable to related parties	20,150
Due to broker	17,836
Trustees’ fees payable	1,618
Accrued expenses and other liabilities	40,865
Total Liabilities	274,004

Net Assets	$17,356,526

Net Assets Consist Of:
Paid in capital	$15,529,187
Accumulated net investment income	29,916
Accumulated net realized gain from security transactions and foreign currency transactions	162,280
Net unrealized appreciation on investments and foreign currency translations	1,635,143

Net Assets	$17,356,526

Shares outstanding (unlimited number of shares authorized without par value)	1,358,922

Net asset value (net assets ÷ shares outstanding), offering price	$12.77

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2015

Investment Income:
Dividends	$176,811
Interest	43,404
Less: Foreign tax withheld	(839)
Total investment income	219,376

Expenses:
Advisory fees	94,169
Administration fees	21,954
Transfer agent fees	14,709
Fund accounting fees	13,233
Audit fees	9,829
Registration fees	9,075
Legal fees	8,280
Trustees’ fees	7,360
Printing expense	6,837
Custody fees	4,750
Non 12b-1 shareholder servicing fees	1,737
Miscellaneous expenses	1,253
Total expenses	193,186

Plus: Recapture of fees previously waived	1,735

Net Expenses	194,921

Net Investment Income	24,455

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from security transactions and foreign currency transactions	163,686
Net change in unrealized depreciation on investments and foreign currency translations	(779,230)

Net Realized and Unrealized Loss from Investments	(615,544)

Net Decrease in Net Assets Resulting from Operations	$(591,089)

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
From Operations:
Net investment income	$24,455	$149,319
Net realized gain from security transactions and foreign currency transactions	132,288	236,545
Distributions received from underlying investment companies	31,398	10,191
Net change in unrealized depreciation on investments and foreign currency translations	(779,230)	(374,356)
Net increase (decrease) in net assets resulting from operations	(591,089)	21,699

Distributions:
From net investment income	(82,347)	(200,449)
From net realized gains	(206,537)	(1,473,786)
Net decrease in net assets from distributions	(288,884)	(1,674,235)

From Capital Share Transactions:
Subscriptions of fund shares	146,675	1,641,800
Reinvestment of dividends	288,884	1,674,235
Redemptions of fund shares	(2,479,610)	(4,449,652)
Net decrease in net assets from capital shares transactions	(2,044,051)	(1,133,617)

Net Decrease in Net Assets	(2,924,024)	(2,786,153)

Net Assets:
Beginning of Period	20,280,550	23,066,703
End of Period*	$17,356,526	$20,280,550
* Includes accumulated (distribution in excess of) net investment income of:	$29,916	$87,808

Capital Share Transactions:
Shares sold	11,198	117,083
Shares reinvested	22,516	124,757
Shares redeemed	(190,530)	(325,894)
	(156,816)	(84,054)

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period presented)

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.38		$14.42	$12.45	$11.03	$11.48	$9.31
Income From Investment Operations:
Net investment income (loss) (1)	0.02		0.09	0.07	0.08	0.01	(0.09)
Net realized and unrealized gain (loss)	(0.42)		(0.05)	2.42	1.41	(0.46)	2.26
Total from investment operations	(0.40)		0.04	2.49	1.49	(0.45)	2.17

Less Distributions:
From net investment income	(0.06)		(0.13)	(0.01)	(0.07)	—	—
From return of capital	—		—	(0.05)	—	—	—
In excess of net realized gains	(0.15)		(0.95)	(0.46)	—	—	—
Total distributions	(0.21)		(1.08)	(0.52)	(0.07)	—	—
Net Asset Value, End of Period	$12.77		$13.38	$14.42	$12.45	$11.03	$11.48

Total Return (2)	(2.95	)% (6)	0.24%	20.31%	13.34%	(3.92)%	23.31%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$17,357		$20,281	$23,067	$16,659	$14,462	$13,789
Ratio of expenses to average net assets, before waiver/reimbursement (3)	1.97	% (5)	1.91%	2.12%	2.05%	2.31%	2.20%
Ratio of expenses to average net assets, after waiver/reimbursement or recapture (3)	1.99	% (5)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets, after waiver/reimbursement (4)	0.26	% (5)	0.68%	0.50%	0.69%	0.08%	(0.84)%
Portfolio Turnover Rate	30	% (6)	91%	103%	118%	237%	46%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015

1. ORGANIZATION

The Rogé Partners Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Fund acquired all of the assets and liabilities of the Rogé Partners Fund (“Predecessor Fund”), a series of the Rogé Partners Funds, in a tax-free reorganization on April 24, 2014 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. Certain financial information included on the following pages is that of the Predecessor Fund.

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares, on a class-specific basis, (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

R.W. Rogé & Company, Inc. (the “Advisor”) is the Fund’s investment adviser. The Predecessor Fund commenced operations on October 1, 2004. The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or certified public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,614,398	$—	$—	$1,614,398
Common Stocks(a)	11,641,420	—	—	11,641,420
Preferred Stocks (a)	50,240	—	—	50,240
Corporate Bonds (a)	—	804,504	—	804,504
U.S. Government & Agencies	—	1,622,471	—	1,622,471
Municipal Bonds - Non-Taxable	—	309,845	—	309,845
Short-Term Investment	1,213,393	—	—	1,213,393
REITs (a)	293,235			293,235
Total	$14,812,686	$2,736,820	$—	$17,549,506

(a)	Please refer to the Schedule of Investments for a breakout of common stock by industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2012, 2013, 2014 and 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

R.W. Rogé Company, Inc. (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended December 31, 2015, the Advisor earned $94,169 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (except for the following expenses which are paid by the Fund: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and any 12b-1 fees) do not exceed 1.99% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least October 31, 2016 and may be terminated only by the Board upon 60 days notice to the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, subject to the Expense Cap. During the six months ended December 31, 2015, the Advisor recaptured fees previously waived of $1,735. The Fund’s total expenses subject to recoupment are $36,250. As of June 30, 2015, the Advisor can recoup waived and reimbursed expenses of $9,432 until June 30, 2016 and $26,818 until June 30, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and do not cause the Fund’s expenses to exceed the Expense Cap. The Board may terminate this expense reimbursement arrangement at any time.

Northern Lights Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended December 31, 2015, the Distributor did not receive any underwriting commissions for sales of Fund shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

4. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,412,721 and $8,481,776, respectively.

5. TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2015	June 30, 2014
Ordinary Income	$1,674,235	$13,164
Long-Term Capital Gain	—	667,037
Return of Capital	—	83,294
	$1,674,235	$763,495

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Post October
Undistributed	Undistributed	Capital Loss	Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$81,345	$206,530	$—	$—	$2,419,437	$2,707,312

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnerships. The difference between book basis and tax basis accumulated net investment income (loss) is primarily attributable to tax adjustments for partnership and real estate investment trusts.

Permanent book and tax differences primarily attributable to the tax treatment of realized foreign currency losses and tax adjustments for partnerships, grantor trusts, real estate investment trusts and passive foreign investment companies, resulted in reclassification for the year ended June 30, 2015 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$38,694	$(38,694)	$—

Rogé Partners Fund

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, Charles Schwab & Co. was the record owner of 69.35% and Ameritrade, Inc. was the record owner of 27.73% of the Fund’s outstanding shares. Charles Schwab & Co. and Ameritrade, Inc. may be the beneficial owner of some or all of the shares, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. or Ameritrade, Inc. may be deemed to control the Fund.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Rogé Partners Fund

Rogé Partners Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2015

As a shareholder of the Roge Partners Fund, you incur ongoing costs, including advisory fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period**
Rogé Partners Fund	(7/1/15)	(12/31/15)	(7/1/15-12/31/15)
Actual	$1,000.00	$970.50	$9.86
Hypothetical (5% return before expenses)	1,000.00	1,015.13	10.08

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in the reporting period).

Rogé Partners Fund

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/1/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/1/16